Bank Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank Loan [Line Items]
Percentage of financing charge	1.80%
Bank loan (in Dollars)	$ 89,298
Bottom of range [member]
Bank Loan [Line Items]
Percentage of funding entity in return of the total sale	80.00%
Percentage of funding entity receives payment from the customers	15.00%
Percentage of funding entity final settlement	80.00%
Top of range [member]
Bank Loan [Line Items]
Percentage of funding entity in return of the total sale	85.00%
Percentage of funding entity receives payment from the customers	20.00%
Percentage of funding entity final settlement	85.00%
Signifi Mobile Inc [Member]
Bank Loan [Line Items]
Percentage of financing charge	0.50%